Commitments (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
May 31, 2014
Other Commitment Disclosures [Abstract]
Deposit and Progress Payments	$ 396
Required U.S. pension plans contributions in 2015	$ 580
Other Aircraft Disclosures [Line Items]
Boeing 777F Conditional Aircraft Commitments	9
Boeing 767F Conditional Aircraft Commitments	4
Boeing 757F Aircraft Options Purchased delivered through 2015	16
Aircraft purchase commitment Boeing 767F delivery 2016 and 2017	2
Boeing 777 options deferred two years	11